Submission	Aug. 13, 2024
Submission [Line Items]
Central Index Key	0001423902
Registrant Name	WESTERN MIDSTREAM PARTNERS, LP
Registration File Number	333-270964
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES